Business combination and disposal of subsidiaries and businesses - Fair value of common shares (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
	Mar. 04, 2019 CNY (¥) shares	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Business Acquisition [Line Items]
Gain on fair value changes of investments			¥ 18,644	¥ 1,446,536
Gain Loss On Fair Value Changes Of Investments		$ 384,859	¥ 2,679,312	¥ 1,689,404	¥ 0
Bigo Inc
Business Acquisition [Line Items]
Post-acquisition share-based compensation	¥ 590,346
Amounts due from Bigo	323,002
Gain Loss On Fair Value Changes Of Investments	2,669,334
Acquisition-related costs	¥ 27,162
Class A common shares | Bigo Inc
Business Acquisition [Line Items]
Number of shares issued for acquisition | shares	305,127,046
Number of shares for replacement awards to employees to replace their original share-based awards | shares	38,042,760